TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Trade receivables [Abstract]
Trade receivables - gross	$ 55,862	$ 65,886	$ 52,038
Less: Allowance for credit losses	(1,877)	(2,209)	$ (2,244)
Trade receivables - net	53,985	63,677
Less: receivables attributable to related parties, net	(549)	(652)
Trade receivables - net closing balance	53,436	63,025
Other receivables [Abstract]
Prepayments	4,397	3,149
Advance tax	1,832	1,457
VAT/Sales Tax receivables	1,651	1,039
Other receivables	923	1,091
Deposits	340	1,373
Other receivables	9,143	8,109
Trade and other receivables	$ 62,579	$ 71,134